Reverse Mortgage Portfolio Composition - Summarizes the Owned Reverse Mortgage Portfolio by Product Type (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Owned reverse mortgage portfolio	$ 18,683,925	$ 15,830,740
Fixed rate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Owned reverse mortgage portfolio	6,548,902	5,384,865
Adjustable rate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Owned reverse mortgage portfolio	$ 12,135,023	$ 10,445,875